Impairment of Exploration and Evaluation and Oil and Gas Properties - Summary of Carrying Amount of Goodwill Allocated to CGUs (Parentheticals) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information for cash-generating units [line items]
Carrying amount of goodwill	$ 4,614